ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX (Details) R in Millions, $ in Millions			12 Months Ended
	Dec. 22, 2017 USD ($)	Dec. 22, 2017 ZAR (R)	Dec. 31, 2018	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)
Royalties, and mining and income tax and deferred tax
Percentage of gold refined				99.50%
Number of times gross revenue calculated as a percentage				12.5
Additional percentage used in calculating royalty				0.50%
Maximum royalty percentage introduced on refined minerals				5.00%
Royalties				R (398.5)	R (566.6)	R (400.6)
Mining tax				(425.2)	(1,031.6)	(665.6)
Non-mining tax				(70.6)	(83.9)	(16.0)
Company and capital gain tax				(8.4)	3.7	(15.1)
Total current tax				(504.2)	(1,111.8)	(696.7)
Deferred tax				3,450.8	(90.3)	319.5
Deferred tax charge				879.7	(30.5)	348.3
Deferred tax rate adjustment				2,571.1	(59.8)	(28.8)
Total mining and income tax				R 2,946.6	(1,202.1)	(377.2)
Non-mining tax rate				28.00%
Deferred tax rate				37.69%
Tax on profit before tax at maximum South African statutory company tax rate				R 2,066.3	(1,188.5)	(256.3)
South African mining tax formula rate adjustment				157.6	160.9	129.5
United States statutory tax rate adjustment				57.3
Non-deductible amortisation and depreciation				(0.9)	(35.0)	(25.7)
Non-deductible finance charges				(165.8)	(48.7)
Non-deductible share-based payments				(58.4)	(115.5)	(33.3)
Non-taxable gain/(non-deductible loss) on foreign exchange differences				45.0	(52.1)	17.8
Non-taxable share of results of equity-accounted investees				81.6	3.7	32.5
Non-deductible impairments				(1,054.9)	(65.6)
Non-taxable gain on acquisition					610.0
Non-deductible transaction costs				(154.6)	(44.0)	(7.2)
Net other non-taxable income and non-deductible expenditure				(294.6)	62.5	6.3
Change in estimated deferred tax rate				2,571.1	(59.8)	(28.8)
Deferred tax assets not recognised				R (303.1)	R (430.0)	(267.1)
Non-taxable gain on derecognition of financial guarantee liability						R 55.1
UNITED STATES
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	$ 204.8	R 2,531.5
Company tax rate				35.00%
South Africa
Royalties, and mining and income tax and deferred tax
Company tax rate				28.00%
Forecast
Royalties, and mining and income tax and deferred tax
Deferred tax rate			24.23%
Forecast | UNITED STATES
Royalties, and mining and income tax and deferred tax
Company tax rate			21.00%
SA Gold
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable				1.40%	1.90%	1.80%
Royalties				R (325.2)	R (528.0)	R (400.6)
Deferred tax rate adjustment				R 39.6	R (59.8)	R (28.8)
SA Platinum
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable				0.60%	0.50%
Royalties				R (73.3)	R (38.6)